Income taxes - Schedule of movement of deferred tax valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Balance at beginning of the year	¥ 1,092,224,566	¥ 706,478,606	¥ 795,745,498
Increase	53,777,072	433,166,584	72,777,388
Decrease	(81,986,076)	(47,420,624)	(162,044,280)
Balance at end of the year	¥ 1,064,015,562	¥ 1,092,224,566	¥ 706,478,606